Borrowings - Disclosure of changes in borrowings (Details) - CAD ($)		12 Months Ended
	Mar. 11, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Disclosure of detailed information about borrowings [line items]
Balance, Beginning		$ 2,278,774	$ 53,251
Assumed from acquisition			26,238
Issuance at fair value			2,109,874
Deferred financing fees		0	(150,409)	$ 0
Net borrowings			2,038,954
Adjustment			(5,496)
Accrued interest and accretion expense		465,187	321,313
Foreign exchange loss			24,523
Interest paid		(103,178)	(100,520)
Repayment of principal		(2,333,315)
Settled in equity		(287,468)
Forgivable amount		(20,000)
Balance, Ending		0	2,278,774	53,251
CEBA Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Balance, Beginning		78,796	53,251
Assumed from acquisition			26,238
Issuance at fair value			0
Deferred financing fees			0
Net borrowings			79,489
Adjustment			(5,496)
Accrued interest and accretion expense		11,204	4,803
Foreign exchange loss			0
Interest paid		0	0
Repayment of principal		(70,000)
Settled in equity		0
Forgivable amount		(20,000)
Balance, Ending		0	78,796	53,251
March 2022 Loans [Member]
Disclosure of detailed information about borrowings [line items]
Balance, Beginning		1,764,630	0
Assumed from acquisition			0
Issuance at fair value			1,634,283
Deferred financing fees	$ (74,055)		(74,055)
Net borrowings			1,560,228
Adjustment			0
Accrued interest and accretion expense		274,887	304,922
Foreign exchange loss			0
Interest paid		(39,517)	(100,520)
Repayment of principal		(1,988,000)
Settled in equity		(12,000)
Forgivable amount		0
Balance, Ending	$ 2,000,000	0	1,764,630	0
August 2022 Loans [Member]
Disclosure of detailed information about borrowings [line items]
Balance, Beginning		435,348	0
Assumed from acquisition			0
Issuance at fair value			475,591
Deferred financing fees			(76,354)
Net borrowings			399,237
Adjustment			0
Accrued interest and accretion expense		179,096	11,588
Foreign exchange loss			24,523
Interest paid		(63,661)	0
Repayment of principal		(275,315)
Settled in equity		(275,468)
Forgivable amount		0
Balance, Ending		$ 0	$ 435,348	$ 0